Nature Of Business	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Nature Of Business [Abstract]
Nature Of Business
Note 1:  Nature of Business

Southwest Iowa Renewable Energy, LLC (the "Company"), located in Council Bluffs, Iowa, was formed in March, 2005 and began producing ethanol in February 2009.  The Company operates at 100% of its 110 million gallon nameplate capacity.  The Company sells its ethanol, modified wet distillers grains with solubles, corn syrup and corn oil in the continental United States.  The Company sells its dried distillers grains with solubles in the continental United States, Mexico, and the Pacific Rim.

Note 1:    Nature of Business

Southwest Iowa Renewable Energy, LLC (the "Company"), located in Council Bluffs, Iowa, was formed in March, 2005 and began producing ethanol in February 2009.  In the year ended September 30, 2011 ("Fiscal 2011") and the year ended September 30, 2010 ("Fiscal 2010"), the Company operated at 100% of its 110 million gallon nameplate capacity.  The Company sells its ethanol, modified wet distillers grains with solubles, and corn syrup in the continental United States.  The Company sells its dried distillers grains with solubles in the continental United States, Mexico, and the Pacific Rim.